UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06096
                                                    -----------

                                 The Torray Fund
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                 ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 William M Lane
                                 The Torray LLC
                        7501 Wisconsin Avenue, Suite 1100
                             Bethesda, MD 20814-6523
                 ---------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-493-4600
                                                           --------------

                      Date of fiscal year end: December 31
                                             ----------------

                    Date of reporting period: March 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE TORRAY FUND  AS OF:                                                                                       MARCH 31, 2006
                                                                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------------------------
                                    SHARES                                                                      MARKET VALUE**

COMMON STOCK                                     96.04%

         11.50% INSURANCE
                                   616,800              AMBAC Financial Group, Inc.                        $     49,097,280
                                   136,105              Markel Corporation *                                     45,959,936
                                   376,144              Fairfax Financial Holdings Ltd.                          40,326,398
                                   187,700              American International Group, Inc.                       12,405,093
                                                                                                           ----------------
                                                                                                                147,788,708
          9.84% MEDIA & ENTERTAINMENT
                                 2,142,900              Univision Communications, Inc.*                          73,865,763
                                   723,200              The Walt Disney Company                                  20,170,048
                                   252,100              Knight-Ridder, Inc.                                      15,935,241
                                   390,200              Tribune Company                                          10,703,186
                                    82,800              Gannett Co., Inc.                                         4,961,376
                                    30,183              Clear Channel Communications, Inc.                          875,608
                                                                                                           ----------------
                                                                                                                126,511,222
          9.21% PHARMACEUTICALS
                                   996,300              Eli Lilly and Company                                    55,095,390
                                   964,900              Abbott Laboratories                                      40,979,303
                                   375,900              Johnson & Johnson                                        22,260,798
                                                                                                           ----------------
                                                                                                                118,335,491
          8.53% CAPITAL MARKETS & ASSET MANAGERS
                                 2,240,200              LaBranche & Co. Inc.*                                    35,417,562
                                   199,800              The Goldman Sachs Group, Inc.                            31,360,608
                                   225,700              Franklin Resources, Inc.                                 21,269,968
                                   439,971              Allied Capital Corporation                               13,463,113
                                   217,000              Calamos Asset Management, Inc.                            8,115,800
                                                                                                           ----------------
                                                                                                                109,627,051
          8.42% AEROSPACE & DEFENSE
                                 1,118,700              United Technologies Corporation                          64,851,039
                                   569,900              Honeywell International Inc.                             24,374,623
                                   297,400              General Dynamics Corporation                             19,027,652
                                                                                                           ----------------
                                                                                                                108,253,314
          8.03% INFORMATION TECHNOLOGY SERVICES
                                 1,384,300              First Data Corporation                                   64,812,926
                                   840,400              Automatic Data Processing, Inc.                          38,389,472
                                                                                                           ----------------
                                                                                                                103,202,398
          6.79% MACHINERY
                                   606,900              Illinois Tool Works Inc.                                 58,450,539
                                   454,400              Danaher Corporation                                      28,877,120
                                                                                                           ----------------
                                                                                                                 87,327,659
          5.54% SEMICONDUCTOR & SEMI EQUIPMENT
                                 2,524,700              Applied Materials, Inc.                                  44,207,497
                                 1,398,400              Intel Corporation                                        27,059,040
                                                                                                           ----------------
                                                                                                                 71,266,537
          5.14% HEALTH CARE PROVIDERS & SERVICES
                                   885,800              Cardinal Health, Inc.                                    66,009,816

          4.51% BIOTECHNOLOGY
                                   797,700              Amgen Inc.*                                              58,032,675

          4.11% HEALTH CARE EQUIPMENT & SUPPLIES
                                 1,039,700              Medtronic, Inc.                                          52,764,775

          3.93% CONSUMER FINANCE
                                   962,300              American Express Company                                 50,568,865

THE TORRAY FUND  AS OF:                                                                                       MARCH 31, 2006
                                                                                                                    (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

-------------------------------------------------------------------------------------------------------------------------------
                                    SHARES                                                                      MARKET VALUE**

          2.39% SPECIALTY RETAIL
                                   840,400              O'Reilly Automotive, Inc.*                               30,725,024

          1.85% DIVERSIFIED FINANCIAL SERVICES
                                   572,062              JPMorgan Chase & Co.                                     23,820,662

          1.78% ELECTRICAL EQUIPMENT
                                   273,800              Emerson Electric Company                                 22,897,894

          1.47% REAL ESTATE
                                   422,500              CarrAmerica Realty Corporation                           18,847,725

          1.21% INDUSTRIAL CONGLOMERATES
                                   446,600              General Electric Company                                 15,532,748

          0.97% SPECIALTY CHEMICALS
                                   935,000              W.R. Grace & Co.*                                        12,435,500

          0.82% BEVERAGES
                                   247,400              Anheuser-Busch Cos., Inc.                                10,581,298
                                                                                                           ----------------


TOTAL COMMON STOCK                               96.04%                                                       1,234,529,361
     (cost $999,319,046)

                       PRINCIPAL AMOUNT ($)

CONVERTIBLE BOND                                  3.83%
     (cost $30,000,000)
                                          30,000,000    Level 3 Communications 10.00% due 2011                   49,282,680
                                                                                                           ----------------


TOTAL PORTFOLIO SECURITIES                       99.87%                                                       1,283,812,041
     (cost $1,029,319,046)

OTHER ASSETS LESS LIABILITIES                     0.13%                                                           1,629,214
                                                                                                           ----------------

NET ASSETS                                      100.00%                                                    $  1,285,441,255
                                                                                                           ================

TOP 10 HOLDINGS
       1    Univision Communications, Inc.*       6    Amgen Inc.*
       2    Cardinal Health, Inc.                 7    Eli Lilly and Company
       3    United Technologies Corporation       8    Medtronic, Inc.
       4    First Data Corporation                9    American Express Company
       5    Illinois Tool Works Inc.              10   Level 3 Communications

 *non-income producing securities
**Securities Valuation - Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price.

THE TORRAY INSTITUTIONAL FUND  AS OF:                                                                         MARCH 31, 2006
                                                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------------
                                    SHARES                                                                    MARKET VALUE**

COMMON STOCK                                     93.73%

         11.37% MEDIA & ENTERTAINMENT
                                   513,100              Univision Communications, Inc.*                      $    17,686,557
                                    85,300              Knight-Ridder, Inc.                                        5,391,813
                                   117,500              The Walt Disney Company                                    3,277,075
                                   104,200              Tribune Company                                            2,858,206
                                    36,500              Gannett Co., Inc.                                          2,187,080
                                    29,722              Clear Channel Communications, Inc.                           862,235
                                                                                                             ----------------
                                                                                                                  32,262,966
          9.79% CAPITAL MARKETS & ASSET MANAGERS
                                   753,000              LaBranche & Co. Inc.*                                     11,904,930
                                    35,900              The Goldman Sachs Group, Inc.                              5,634,864
                                    42,100              Franklin Resources, Inc.                                   3,967,504
                                   117,129              Allied Capital Corporation                                 3,584,147
                                    72,100              Calamos Asset Management, Inc.                             2,696,540
                                                                                                             ----------------
                                                                                                                  27,787,985
          8.67% PHARMACEUTICALS
                                   230,200              Eli Lilly and Company                                     12,730,060
                                   165,000              Abbott Laboratories                                        7,007,550
                                    82,000              Johnson & Johnson                                          4,856,040
                                                                                                             ----------------
                                                                                                                  24,593,650
          7.31% INFORMATION TECHNOLOGY SERVICES
                                   265,100              First Data Corporation                                    12,411,982
                                   182,400              Automatic Data Processing, Inc.                            8,332,032
                                                                                                             ----------------
                                                                                                                  20,744,014
          7.23% AEROSPACE & DEFENSE
                                   230,000              United Technologies Corporation                           13,333,100
                                    94,700              Honeywell International Inc.                               4,050,319
                                    48,800              General Dynamics Corporation                               3,122,224
                                                                                                             ----------------
                                                                                                                  20,505,643
          7.15% INSURANCE
                                   130,200              AMBAC Financial Group, Inc.                               10,363,920
                                    77,066              Fairfax Financial Holdings Ltd.                            8,262,246
                                    25,200              American International Group, Inc.                         1,665,468
                                                                                                             ----------------
                                                                                                                  20,291,634
          6.61% MACHINERY
                                   123,000              Illinois Tool Works Inc.                                  11,846,130
                                   108,600              Danaher Corporation                                        6,901,530
                                                                                                             ----------------
                                                                                                                  18,747,660
          6.29% SEMICONDUCTOR & SEMI EQUIPMENT
                                   618,900              Applied Materials, Inc.                                   10,836,939
                                   362,000              Intel Corporation                                          7,004,700
                                                                                                             ----------------
                                                                                                                  17,841,639
          5.22% BIOTECHNOLOGY
                                   203,500              Amgen Inc.*                                               14,804,625

          4.73% HEALTH CARE EQUIPMENT & SUPPLIES
                                   264,300              Medtronic, Inc.                                           13,413,225

          4.49% HEALTH CARE PROVIDERS & SERVICES
                                   171,100              Cardinal Health, Inc.                                     12,750,372

          3.36% CONSUMER FINANCE
                                   181,400              American Express Company                                   9,532,570

          3.31% SPECIALTY RETAIL
                                   256,800              O'Reilly Automotive, Inc.*                                 9,388,608

THE TORRAY INSTITUTIONAL FUND  AS OF:                                                                         MARCH 31, 2006
                                                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS

---------------------------------------------------------------------------------------------------------------------------------
                                    SHARES                                                                    MARKET VALUE**

          2.89% REAL ESTATE
                                   184,000              CarrAmerica Realty Corporation                             8,208,240

          2.12% DIVERSIFIED FINANCIAL SERVICES
                                   144,212              JPMorgan Chase & Co.                                       6,004,988

          0.96% SPECIALTY CHEMICALS
                                   205,000              W.R. Grace & Co.*                                          2,726,500

          0.86% BEVERAGES
                                    57,100              Anheuser-Busch Cos., Inc.                                  2,442,167

          0.78% INDUSTRIAL CONGLOMERATES
                                    63,700              General Electric Company                                   2,215,486

          0.59% ELECTRICAL EQUIPMENT
                                    20,000              Emerson Electric Company                                   1,672,600
                                                                                                             ----------------


TOTAL COMMON STOCK                               93.73%                                                          265,934,572
     (cost $224,638,264)

                       PRINCIPAL AMOUNT ($)

CONVERTIBLE BOND                                  5.79%
     (cost $10,000,000)
                                          10,000,000    Level 3 Communications 10.00% due 2011                    16,427,560
                                                                                                             ----------------


TOTAL PORTFOLIO SECURITIES                       99.52%                                                          282,362,132
     (cost $234,638,264)

OTHER ASSETS LESS LIABILITIES                     0.48%                                                            1,349,069
                                                                                                             ----------------

NET ASSETS                                      100.00%                                                      $   283,711,201
                                                                                                             ================


TOP 10 HOLDINGS
       1   Univision Communications, Inc.*         6    Cardinal Health, Inc.
       2   Level 3 Communications                  7    Eli Lilly and Company
       3   Amgen Inc.*                             8    First Data Corporation
       4   Medtronic, Inc.                         9    Labranche & Co. Inc.*
       5   United Technologies Corporation         10   Illinois Tool Works Inc.

 *non-income producing securities
**Securities Valuation - Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value may also be determined on the basis of the NASDAQ official closing price (the "NOCP") instead of the last reported sales price.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, President & Secretary
                           (principal executive officer)

Date     May 26, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ William M Lane
                         -------------------------------------------------------
                           William M Lane, President & Secretary
                           (principal executive officer)

Date     May 26, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas C. Eby
                         -------------------------------------------------------
                           Douglas C. Eby, Vice President & Treasurer
                           (principal financial officer)

Date     May 26, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.